Note 12 - Stockholders' Equity (Details Textual) - USD ($)								12 Months Ended
	Nov. 20, 2023	Aug. 25, 2023	Jun. 01, 2023	Jul. 22, 2022	Apr. 20, 2022	Apr. 11, 2022	Mar. 25, 2022	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock, Shares Authorized (in shares)								20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)								$ 0.001	$ 0.001
Preferred Stock, Shares Issued (in shares)								0	0
Stock Issued During Period, Shares, New Issues (in shares)	46,669	195,000
Proceeds from Issuance of Common Stock	$ 303,348	$ 975,000						$ 6,445,848	$ 0
Two Advisory Board [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)					8,000
Stock Issued During Period, Value, Issued for Services					$ 20,000
Advisory Board [Member]
Stock Issued During Period, Value, Issued for Services							$ 10,000	$ 0	$ 30,000
Stock Issued During Period, Shares, Other (in shares)							4,255
Five Directors [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)			21,095
Stock Issued During Period, Value, Issued for Services			$ 125,230
Mr. Creed [Member]
Stock Issued During Period, Value, Issued for Services				$ 25,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in shares)				6,410
Mr. Mueller [Member]
Stock Issued During Period, Value, Issued for Services						$ 24,998
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in shares)						8,064
Stock Purchase Agreement November 20, 2023 [Member]
Stock Issued During Period, Shares, New Issues (in shares)	426,288
Proceeds from Issuance of Common Stock	$ 2,770,848
Stock Purchase Agreement November 20, 2023 [Member] | Officers and Directors [Member]
Stock Issued During Period, Shares, New Issues (in shares)	46,669
Proceeds from Issuance of Common Stock	$ 303,348
Stock Purchase Agreement August 2023 [Member]
Stock Issued During Period, Shares, New Issues (in shares)		735,000
Proceeds from Issuance of Common Stock		$ 3,675,000
Stock Purchase Agreement August 2023 [Member] | Officers and Directors [Member]
Stock Issued During Period, Shares, New Issues (in shares)		195,000
Proceeds from Issuance of Common Stock		$ 975,000